REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 17 – REVENUE AND DEFERRED REVENUE

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Software development	$727,073	$758,307	$761,166
Software license	165,410	200,593	213,749
Software supports	45,513	47,102	71,460
Cloud hosting	48,550	59,926	67,334
Others	12,293	10,933	9,363
	$998,839	$1,076,861	$1,123,072

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2024	December 31, 2023	December 31, 2022
Revenue recognized over time	$833,429	$876,268	$909,323
Revenue recognized at a point of time	165,410	200,593	213,749
	$998,839	$1,076,861	$1,123,072

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 17 – REVENUE AND DEFERRED REVENUE (continued)

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	141,126	158,711
Revenue recognized from fulfilling contract liabilities	(132,832)	(245,985)
Deferred revenue, ending	$140,088	$131,794

The Company derives significant revenues from one customer. During the year ended December 31, 2024, 2023 and 2022, revenues from this customer were 67%, 82% and 83% respectively, of total revenue. The trade receivable outstanding as at December 31, 2024, and 2023 are due from this customer.